Property, Equipment and Deposits	12 Months Ended
Dec. 31, 2023
Property, Equipment and Deposits [Abstract]
PROPERTY, EQUIPMENT AND DEPOSITS

5 - PROPERTY, EQUIPMENT AND DEPOSITS

Property, equipment and deposits, net consisted of the following:

	Dec 31, 2023	Dec 31, 2022
Rental vehicles	30,262,689	28,950,519
Furniture and fixtures	1,175,335	865,753
Leasehold improvements	671,391	868,243
Less: Accumulated depreciation	(18,583,416)	(11,356,857)

Total property and equipment, net	13,525,999	19,327,658

Vehicle deposits	5,476	95,226

Total property, equipment and deposits, net	13,531,475	19,422,884

As of December 31, 2023, vehicle deposits amounting to US$ 5,476 (December 31, 2022: US$ 95,226), are mainly composed of down payments for electric scooters / electric bikes / electric mopeds.

Depreciation expense relating to property and equipment was US$ 9,946,444, US$ 9,018,323 and US$ 5,450,858 for the years ended December 31, 2023, 2022 and 2021 respectively. During the years ended December 31, 2023, 2022 and 2021 the Group recognized US$ 547,665, US$ 143,527 and US$178,619 respectively, in losses related to the disposal of property and equipment.

Rental vehicles amounting to US$ 30,262,689 (December 31, 2022: US$ 28,950,519 and December 31, 2021: US$ 16,324,134) pledged to PFG in relation to the loan and security agreements with PFG dated January 2021, October 2022 and December 2022.

The following table summarizes the depreciation expenses recorded in the consolidated statement of operations for the years ended at December 31, 2023, 2022 and 2021.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021

Cost of revenues	9,347,183	8,456,349	5,203,696
General and administrative expenses	599,261	561,974	247,162

Total depreciation	9,946,444	9,018,323	5,450,858